UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22794

Gator Trust Series

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Executive Offices)(Zip Code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s Telephone Number, including Area Code:  (813) 282-7870

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Gator Focus Fund
	Schedule of Investments
	June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 84.92%

Cable & Other Pay Television Services - 2.85%
2,150	Liberty Lilac Group A *	69,359

Capital Markets - 2.74%
9,454	CIFC Corp.	66,840

Hospital & Medical Service Plans - 3.08%
700	WellCare Health Plans, Inc. *	75,096

Hotles & Motels - 3.09%
5,400	Penn National Gaming, Inc. *	75,330

Life Insurance - 2.44%
2,400	Voya Financial, Inc.	59,424

Investment Advice - 9.51%
5,200	Janus Capital Group, Inc.	72,384
5,500	OM Asset Management, Plc.	73,425
5,300	The Carlyle Group	86,019
		231,828
Insurance - 8.92%
7,300	Ambac Financial Group, Inc. *	120,158
1,700	Primerica, Inc.	97,308
		217,466
Internet & Catalog Retail - 2.66%
2,600	FTD Cos, Inc. *	64,896

Metals & Mining - 1.67%
7,000	Suncoke Energy, Inc.	40,740

Natural Gas Transmission & Distribution - 8.46%
6,400	EnLink Midstream, LLC	101,824
2,200	ONEOK, Inc.	104,390
		206,214
Oil, Gas & Consumable Fuels - 5.30%
2,542	Semgroup Corp. Class A	82,768
6,500	TeeKay Corp.	46,345
		129,113
Operative Builders - 3.24%
2,150	CalAtlantic Group, Inc.	78,927

Pharmaceutical Preparations - 3.41%
1,500	Prestige Brands Holdings, Inc. *	83,100

Real Estate Agents & Managers - 4.30%
2,600	Re/Max Holdings, Inc.	104,676

Retail-Eating Places - 6.32%
1,600	Bob Evans Farms, Inc.	60,720
1,100	DineEquity, Inc.	93,258
		153,978
Retail-Radio, TV & Consumer Electronic Stores - 1.34%
18,500	HHGregg, Inc. *	32,745

Savings Institution, Federally Chartered - 1.73%
2,737	BBX Capital Corp. Class-A *	42,068

Security Brokers, Dealers & Flotation Companies - 3.82%
18,900	Cowen Group, Inc. Class A *	55,944
2,400	Oppenheimer Holdings, Inc. Class-A	37,104
		93,048
Services-Consumer Credit Reporting, Collection Agencies - 4.12%
3,000	TransUnion *	100,320

Title Insurance - 2.54%
5,400	FNFV Group *	61,938

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 3.38%
10,600	Real Industry, Inc. *	82,362

TOTAL COMMON STOCKS (Cost $2,270,419) - 84.92%		$ 2,069,466

REAL ESTATE INVESTMENT TRUSTS - 9.18%
25,308	BFC Financial	72,887
4,000	Colony Financial, Inc.	61,400
8,000	WP Glimcher, Inc.	89,520
		223,807

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $208,349) - 9.18%		$ 223,807

SHORT TERM INVESTMENTS - 5.83%
141,983	Fidelity Institutional Money Market Portfolio 0.29% ** (Cost $141,983)	141,983

TOTAL INVESTMENTS (Cost $2,620,752) *** - 99.94%		$ 2,435,257

OTHER ASSETS LESS LIABILITIES - 0.06%		1,578

NET ASSETS - 100.00%		$ 2,436,835

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2016

*** At June 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,620,752 amounted to $185,495 which consisted of aggregate gross unrealized appreciation of $310,317 and aggregate gross unrealized depreciation of $495,812.

NOTES TO FINANCIAL STATEMENTS
Gator Focus Fund
1. SECURITY TRANSACTIONS
At June 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,620,752 amounted to $185,495 which consisted of aggregate gross unrealized appreciation of
$310,317 and aggregate gross unrealized depreciation of $495,812.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best  information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,069,466	$0	$0	$2,069,466
Real Estate Investment Trusts	$223,807	$0	$0	$223,807
Cash Equivalents	$141,983	$0	$0	$141,983
Total	$2,435,257	$0	$0	$2,435,257

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Gator Series Trust

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary (Principal Executive Officer)

Date: August 29, 2016

By /s/ Erik Anderson

Erik Anderson

Principal Financial Officer

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary (Principal Executive Officer)

Date: August 29, 2016

By /s/ Erik Anderson

Erik Anderson

Principal Financial Officer

Date: August 29, 2016